Leases - Narrative (Details)	3 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2026 a
Leases
Area of land | a			100
Non cancelable lease term	2 years
Purchase price for options	$ 5,000,000
Total lease costs	6,250	$ 0
Variable costs	$ 0